Parent Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent Only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS
NOTE 17 – PARENT ONLY FINANCIAL STATEMENTS

As of December 31, 2012, the total restricted net assets exceeded 25% percentage of the Company’s consolidated net assets. As a result, parent only financial statements are prepared as follows:

Parent Only Balance Sheets
As of December 31, 2012 and 2011

	December 31,	December 31,
	2012	2011
ASSETS		(As restated)

CURRENT ASSETS
Cash	$104	$104
Restricted cash	236,400	236,400
Loan receivable from CNM	3,781,500	5,356,500
Total current assets	4,018,004	5,593,004

TOTAL ASSETS	$4,018,004	$5,593,004

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	615,330	330,854
Total current liabilities	615,330	330,854

COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	851,730	567,254

EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 5,689,506 shares authorized, 5,689,506 shares issued and outstanding at December 31, 2012,liquidation preference of $5,689,506)	2,846	3,633
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2012)	8,318	8,318
Additional paid-in capital	27,124,407	28,698,619
Accumulated deficit	(24,159,644)	(23,875,168)
Accumulated other comprehensive income	190,347	190,348
Total equity	3,166,274	5,025,750

TOTAL LIABILITIES AND EQUITY	$4,018,004	$5,593,004
Parent Only Statement of Operations
For the years ended December 31, 2012 and 2011

	For the year ended
	December 31,	December 31,
	2012	2011
		(As restated)

NET REVENUE	$-	$-

OPERATING EXPENSES
General and administrative expense	-	5,770,989
	-	5,770,989

LOSS FROM OPERATIONS	-	(5,770,989)

LOSS BEFORE INCOME TAX	-	(5,770,989)

INCOME TAX	-	(106,956)

NET LOSS	-	(5,664,033)

No parent only statement of cashflows is presented as there is no change in cash and cash equivalent for the year.